Vanguard Tax-Managed Small-Cap Fund
Schedule of Investments (unaudited)
As of September 30, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Communication Services (2.6%)
*	Iridium Communications Inc.	921,277	23,566
	Cogent Communications Holdings Inc.	362,958	21,796
*	Vonage Holdings Corp.	2,034,718	20,815
	Shenandoah Telecommunications Co.	395,817	17,588
*	TechTarget Inc.	224,981	9,890
*	Glu Mobile Inc.	1,207,430	9,267
*	QuinStreet Inc.	423,959	6,715
	EW Scripps Co. Class A	558,352	6,388
	Scholastic Corp.	270,306	5,674
*	Cincinnati Bell Inc.	335,392	5,031
*	Consolidated Communications Holdings Inc.	823,253	4,684
	Meredith Corp.	347,485	4,559
	ATN International Inc.	81,309	4,077
	Spok Holdings Inc.	279,424	2,657
	Gannett Co. Inc.	1,374,600	1,787
	Marcus Corp.	220,005	1,701
			146,195
Consumer Discretionary (15.0%)
*	Meritage Homes Corp.	348,518	38,473
*	Stamps.com Inc.	146,666	35,339
*	Crocs Inc.	607,298	25,950
*	YETI Holdings Inc.	557,503	25,266
*	LGI Homes Inc.	210,642	24,470
	LCI Industries	218,655	23,241
	MDC Holdings Inc.	492,717	23,207
*	Dorman Products Inc.	243,945	22,048
*	Capri Holdings Ltd.	1,186,771	21,362
	Wolverine World Wide Inc.	770,273	19,904
*	Installed Building Products Inc.	189,195	19,251
*	iRobot Corp.	251,875	19,117
*	Shake Shack Inc. Class A	274,643	17,709
	Callaway Golf Co.	864,274	16,542
*	Asbury Automotive Group Inc.	166,953	16,270
	Macy's Inc.	2,825,743	16,107
	Winnebago Industries Inc.	309,022	15,967
	Bed Bath & Beyond Inc.	1,043,100	15,626
	Brinker International Inc.	349,144	14,915
	Big Lots Inc.	321,152	14,323
	Cooper Tire & Rubber Co.	432,986	13,726
	Group 1 Automotive Inc.	155,042	13,704
	Rent-A-Center Inc.	452,803	13,534

		Shares	Market Value ($000)
*	Cavco Industries Inc.	75,024	13,528
	La-Z-Boy Inc.	423,959	13,410
	Steven Madden Ltd.	681,751	13,294
*	Sleep Number Corp.	256,082	12,525
*	M/I Homes Inc.	270,934	12,476
*	Century Communities Inc.	286,877	12,143
	Bloomin' Brands Inc.	788,996	12,048
	Monro Inc.	290,196	11,773
	Core-Mark Holding Co. Inc.	399,972	11,571
*	Gentherm Inc.	279,692	11,439
*	Vista Outdoor Inc.	536,230	10,821
	Kontoor Brands Inc.	411,112	9,949
	ODP Corp.	497,062	9,668
	Sonic Automotive Inc. Class A	231,186	9,284
	Signet Jewelers Ltd.	493,800	9,234
	Shutterstock Inc.	172,173	8,960
	Dine Brands Global Inc.	163,517	8,926
	Cheesecake Factory Inc.	317,100	8,796
	Sturm Ruger & Co. Inc.	135,538	8,289
	Abercrombie & Fitch Co. Class A	589,309	8,209
*	Tupperware Brands Corp.	398,000	8,024
*	Perdoceo Education Corp.	609,547	7,461
	Standard Motor Products Inc.	166,876	7,451
*	Boot Barn Holdings Inc.	261,614	7,362
*	Hibbett Sports Inc.	172,053	6,748
*	American Axle & Manufacturing Holdings Inc.	1,152,955	6,653
	Oxford Industries Inc.	155,244	6,266
*	MarineMax Inc.	238,556	6,124
*	GameStop Corp. Class A	556,277	5,674
	PetMed Express Inc.	167,230	5,288
	Dave & Buster's Entertainment Inc.	346,500	5,253
*	Michaels Cos. Inc.	543,174	5,244
	BJ's Restaurants Inc.	172,505	5,079
*	Zumiez Inc.	182,212	5,069
	Buckle Inc.	242,484	4,944
	Guess? Inc.	420,209	4,883
*	America's Car-Mart Inc.	57,500	4,881
*	Universal Electronics Inc.	117,532	4,436
*	Monarch Casino & Resort Inc.	95,572	4,262
	Ruth's Hospitality Group Inc.	385,315	4,262
*	American Public Education Inc.	141,732	3,995
*	Lumber Liquidators Holdings Inc.	180,474	3,979
	Children's Place Inc.	128,568	3,645
	Haverty Furniture Cos. Inc.	162,786	3,409
*	Motorcar Parts of America Inc.	206,780	3,217
*	G-III Apparel Group Ltd.	242,344	3,177
*	Chuy's Holdings Inc.	161,179	3,156
*	El Pollo Loco Holdings Inc.	194,185	3,146
*	Genesco Inc.	131,184	2,826
	Shoe Carnival Inc.	73,945	2,483
*	Liquidity Services Inc.	319,019	2,380
*	Fossil Group Inc.	400,414	2,298
	Caleres Inc.	232,912	2,227
	Cato Corp. Class A	232,321	1,817
	Designer Brands Inc. Class A	329,874	1,791
*	Regis Corp.	279,682	1,717
*	Fiesta Restaurant Group Inc.	176,490	1,654
*	Unifi Inc.	114,646	1,472

		Shares	Market Value ($000)
*	Barnes & Noble Education Inc.	426,283	1,100
*	Cooper-Standard Holdings Inc.	83,158	1,099
	Movado Group Inc.	91,883	913
*	Red Robin Gourmet Burgers Inc.	45,300	596
	Chico's FAS Inc.	544,879	530
*	Conn's Inc.	35,315	374
	Ethan Allen Interiors Inc.	19,782	268
*	Vera Bradley Inc.	29,700	181
			851,208
Consumer Staples (3.7%)
	WD-40 Co.	110,094	20,842
	Medifast Inc.	108,187	17,791
	B&G Foods Inc.	590,029	16,385
	J & J Snack Foods Corp.	124,160	16,189
	PriceSmart Inc.	191,370	12,717
*	Central Garden & Pet Co. Class A	309,025	11,168
*	Cal-Maine Foods Inc.	289,586	11,111
	Calavo Growers Inc.	149,683	9,919
	Vector Group Ltd.	998,199	9,673
	Coca-Cola Consolidated Inc.	39,777	9,574
	Universal Corp.	223,458	9,358
*	USANA Health Sciences Inc.	112,684	8,299
*	National Beverage Corp.	108,400	7,372
*	United Natural Foods Inc.	489,427	7,278
	Andersons Inc.	312,031	5,982
	Fresh Del Monte Produce Inc.	254,793	5,840
	Inter Parfums Inc.	156,307	5,838
	SpartanNash Co.	328,997	5,379
	MGP Ingredients Inc.	130,155	5,172
*	Central Garden & Pet Co.	117,130	4,677
	John B Sanfilippo & Son Inc.	55,550	4,187
*	Chefs' Warehouse Inc.	223,700	3,253
*	Seneca Foods Corp. Class A	88,875	3,176
			211,180
Energy (3.0%)
*	Renewable Energy Group Inc.	369,080	19,716
	Range Resources Corp.	2,128,421	14,090
	Helmerich & Payne Inc.	918,069	13,450
*	Southwestern Energy Co.	5,206,565	12,235
*	PDC Energy Inc.	950,566	11,782
*	Dril-Quip Inc.	357,752	8,858
	Archrock Inc.	1,430,671	7,697
*	Matador Resources Co.	843,200	6,965
	Core Laboratories NV	434,980	6,638
*	Green Plains Inc.	398,189	6,164
	DMC Global Inc.	143,900	4,740
	Patterson-UTI Energy Inc.	1,657,100	4,723
*	SEACOR Holdings Inc.	156,854	4,561
*	REX American Resources Corp.	65,261	4,282
	PBF Energy Inc. Class A	751,900	4,278
*	Bonanza Creek Energy Inc.	218,354	4,105
*	Bristow Group Inc. Class A	132,082	2,807
*	Helix Energy Solutions Group Inc.	1,059,400	2,553
*	RPC Inc.	868,434	2,293
*	Matrix Service Co.	269,903	2,254
*	Dorian LPG Ltd.	265,800	2,129
*	ProPetro Holding Corp.	523,098	2,124

		Shares	Market Value ($000)
	US Silica Holdings Inc.	595,361	1,786
	QEP Resources Inc.	1,970,251	1,779
*	Oceaneering International Inc.	475,780	1,675
	Nabors Industries Ltd.	66,700	1,630
*	Penn Virginia Corp.	164,528	1,621
*	Callon Petroleum Co.	315,040	1,518
	SM Energy Co.	885,300	1,408
*	Oil States International Inc.	469,100	1,281
*	Par Pacific Holdings Inc.	179,300	1,214
*	Laredo Petroleum Inc.	110,504	1,083
*	Geospace Technologies Corp.	171,593	1,060
*	Newpark Resources Inc.	963,872	1,012
*	Gulfport Energy Corp.	1,382,811	729
*	Exterran Corp.	170,557	709
*	CONSOL Energy Inc.	158,533	702
*	Oasis Petroleum Inc.	2,367,388	663
*	Talos Energy Inc.	27,300	176
			168,490
Financials (15.8%)
	Kinsale Capital Group Inc.	178,286	33,906
	Community Bank System Inc.	437,826	23,844
*	Green Dot Corp. Class A	439,930	22,265
*	Trupanion Inc.	245,900	19,401
	American Equity Investment Life Holding Co.	836,941	18,404
	PennyMac Mortgage Investment Trust	1,144,750	18,396
	CVB Financial Corp.	1,100,774	18,306
	Old National Bancorp	1,441,612	18,107
*	Palomar Holdings Inc.	170,725	17,796
*	eHealth Inc.	224,326	17,722
*	PRA Group Inc.	405,284	16,191
	Simmons First National Corp. Class A	989,005	15,681
	Independent Bank Corp.	294,390	15,420
	Pacific Premier Bancorp Inc.	737,931	14,862
	Columbia Banking System Inc.	609,648	14,540
	BankUnited Inc.	638,943	13,999
	Ameris Bancorp	598,961	13,644
	ServisFirst Bancshares Inc.	393,562	13,393
	Walker & Dunlop Inc.	252,494	13,382
	First Hawaiian Inc.	894,100	12,938
	James River Group Holdings Ltd.	282,752	12,591
*	NMI Holdings Inc. Class A	693,350	12,342
	Westamerica Bancorp	222,424	12,089
*	Mr Cooper Group Inc.	537,800	12,004
	Horace Mann Educators Corp.	353,248	11,798
	United Community Banks Inc.	680,759	11,525
*	Axos Financial Inc.	480,951	11,211
	Piper Sandler Cos.	146,902	10,724
	First Midwest Bancorp Inc.	993,523	10,710
	First Financial Bancorp	889,811	10,682
	NBT Bancorp Inc.	394,898	10,591
	First Bancorp	2,028,502	10,589
	Banner Corp.	325,349	10,496
*	Encore Capital Group Inc.	268,909	10,377
	Stewart Information Services Corp.	236,889	10,359
	Waddell & Reed Financial Inc. Class A	696,245	10,339
	Apollo Commercial Real Estate Finance Inc.	1,145,900	10,325
	Independent Bank Group Inc.	228,478	10,094
	Virtus Investment Partners Inc.	67,490	9,357

		Shares	Market Value ($000)
	Cadence Bancorp Class A	1,060,648	9,111
	Safety Insurance Group Inc.	131,127	9,060
	Hope Bancorp Inc.	1,187,392	9,006
	Northwest Bancshares Inc.	962,700	8,857
	Veritex Holdings Inc.	518,868	8,836
*	Seacoast Banking Corp. of Florida	484,129	8,729
	Employers Holdings Inc.	288,542	8,728
	City Holding Co.	151,444	8,725
	AMERISAFE Inc.	148,041	8,492
	Capstead Mortgage Corp.	1,502,714	8,445
	Flagstar Bancorp Inc.	282,949	8,384
	Eagle Bancorp Inc.	302,265	8,098
	National Bank Holdings Corp. Class A	292,987	7,691
	First Commonwealth Financial Corp.	991,902	7,677
	Southside Bancshares Inc.	311,077	7,600
*	Triumph Bancorp Inc.	229,364	7,142
*	StoneX Group Inc.	132,203	6,763
	Brookline Bancorp Inc.	776,744	6,715
	Tompkins Financial Corp.	117,587	6,680
	Provident Financial Services Inc.	545,211	6,652
	S&T Bancorp Inc.	367,998	6,510
	Heritage Financial Corp.	353,605	6,503
	HomeStreet Inc.	250,294	6,448
	Ready Capital Corp.	567,639	6,358
*	World Acceptance Corp.	58,058	6,128
	OFG Bancorp	489,877	6,104
	KKR Real Estate Finance Trust Inc.	355,665	5,879
	Great Western Bancorp Inc.	446,503	5,559
	New York Mortgage Trust Inc.	2,177,627	5,553
	Northfield Bancorp Inc.	607,598	5,541
	Meta Financial Group Inc.	286,432	5,505
	ProAssurance Corp.	346,548	5,420
	TrustCo Bank Corp.	1,004,358	5,243
	Park National Corp.	63,700	5,221
*	Enova International Inc.	309,786	5,077
	Banc of California Inc.	493,661	4,996
	Central Pacific Financial Corp.	365,221	4,956
	Preferred Bank	149,710	4,809
	Boston Private Financial Holdings Inc.	839,415	4,634
	HCI Group Inc.	93,506	4,609
	Brightsphere Investment Group Inc.	355,832	4,590
	Redwood Trust Inc.	573,149	4,310
*	Third Point Reinsurance Ltd.	619,200	4,303
	Berkshire Hills Bancorp Inc.	421,998	4,266
	United Fire Group Inc.	209,085	4,249
	Dime Community Bancshares Inc.	360,595	4,078
	Universal Insurance Holdings Inc.	293,472	4,062
	FB Financial Corp.	160,245	4,025
	Allegiance Bancshares Inc.	157,976	3,692
*	Ambac Financial Group Inc.	268,742	3,432
*	Blucora Inc.	355,618	3,350
	BancFirst Corp.	77,000	3,145
	Invesco Mortgage Capital Inc.	963,143	2,610
*	EZCORP Inc. Class A	510,668	2,569
	Hanmi Financial Corp.	286,071	2,349
	WisdomTree Investments Inc.	706,283	2,260
*	Donnelley Financial Solutions Inc.	150,349	2,009
	ARMOUR Residential REIT Inc.	207,305	1,971

		Shares	Market Value ($000)
	Granite Point Mortgage Trust Inc.	189,300	1,342
	United Insurance Holdings Corp.	57,436	348
*	Customers Bancorp Inc.	20,070	225
	Greenhill & Co. Inc.	3,500	40
			896,069
Health Care (12.4%)
*	NeoGenomics Inc.	933,752	34,446
*	Neogen Corp.	438,582	34,319
*	Omnicell Inc.	363,194	27,116
	Ensign Group Inc.	458,660	26,171
*	AMN Healthcare Services Inc.	419,070	24,499
*	Pacira BioSciences Inc.	386,300	23,224
*	Merit Medical Systems Inc.	498,744	21,695
*	Select Medical Holdings Corp.	1,024,999	21,340
	CONMED Corp.	262,141	20,623
*	Covetrus Inc.	843,390	20,579
*	Glaukos Corp.	369,074	18,277
*	HMS Holdings Corp.	739,474	17,710
*	Xencor Inc.	442,209	17,153
*	Integer Holdings Corp.	289,699	17,095
*	Magellan Health Inc.	215,304	16,316
	Owens & Minor Inc.	593,808	14,911
*	Corcept Therapeutics Inc.	850,677	14,806
*	BioTelemetry Inc.	324,677	14,799
*	R1 RCM Inc.	771,300	13,228
*	Cytokinetics Inc.	567,108	12,278
*	Cardiovascular Systems Inc.	311,916	12,274
*	Addus HomeCare Corp.	123,135	11,637
*	Supernus Pharmaceuticals Inc.	497,793	10,374
	US Physical Therapy Inc.	117,200	10,182
*	Providence Service Corp.	106,215	9,868
*	Allscripts Healthcare Solutions Inc.	1,136,524	9,251
	Mesa Laboratories Inc.	35,801	9,121
	Luminex Corp.	340,386	8,935
*	Pennant Group Inc.	221,480	8,540
*	Lantheus Holdings Inc.	659,963	8,362
*	Coherus Biosciences Inc.	454,682	8,339
*	REGENXBIO Inc.	303,006	8,339
*	CorVel Corp.	94,660	8,087
*	Myriad Genetics Inc.	566,060	7,381
*	Tabula Rasa HealthCare Inc.	180,932	7,377
*	OraSure Technologies Inc.	588,739	7,165
	Simulations Plus Inc.	93,210	7,024
*	Innoviva Inc.	628,018	6,563
*	Heska Corp.	64,954	6,417
*	Enanta Pharmaceuticals Inc.	139,006	6,364
*	CryoLife Inc.	334,148	6,172
*	Endo International plc	1,810,721	5,975
*	NextGen Healthcare Inc.	459,246	5,851
*	Meridian Bioscience Inc.	344,269	5,846
*	Amphastar Pharmaceuticals Inc.	310,166	5,816
*	Orthofix Medical Inc.	179,712	5,596
*	Tivity Health Inc.	367,500	5,152
*	Spectrum Pharmaceuticals Inc.	1,219,123	4,974
*	Surmodics Inc.	125,977	4,902
*	Anika Therapeutics Inc.	137,615	4,870
	LeMaitre Vascular Inc.	147,782	4,807
*	Tactile Systems Technology Inc.	122,819	4,494

		Shares	Market Value ($000)
	Computer Programs & Systems Inc.	162,558	4,488
*	Eagle Pharmaceuticals Inc.	101,619	4,317
*	HealthStream Inc.	210,975	4,234
*	RadNet Inc.	262,383	4,028
*	Community Health Systems Inc.	907,468	3,829
	Phibro Animal Health Corp. Class A	198,007	3,445
*	Vanda Pharmaceuticals Inc.	344,789	3,331
*	AMAG Pharmaceuticals Inc.	342,617	3,221
*	Inogen Inc.	108,609	3,150
	Invacare Corp.	375,689	2,825
*	Cutera Inc.	148,725	2,821
*	Natus Medical Inc.	162,497	2,784
*	Zynex Inc.	141,847	2,475
*	Cross Country Healthcare Inc.	361,475	2,346
*	Hanger Inc.	140,986	2,230
*	Lannett Co. Inc.	331,211	2,024
*	Fulgent Genetics Inc.	50,100	2,006
*	AngioDynamics Inc.	105,725	1,275
*	ANI Pharmaceuticals Inc.	41,319	1,166
*	Varex Imaging Corp.	56,900	724
			703,359
Industrials (18.3%)
	Simpson Manufacturing Co. Inc.	343,078	33,333
	UFP Industries Inc.	550,261	31,095
	Exponent Inc.	421,194	30,339
*	Proto Labs Inc.	230,334	29,828
*	Saia Inc.	228,637	28,840
	John Bean Technologies Corp.	282,196	25,931
	UniFirst Corp.	133,974	25,371
*	Aerojet Rocketdyne Holdings Inc.	616,645	24,598
	Watts Water Technologies Inc. Class A	230,278	23,062
	ABM Industries Inc.	598,845	21,954
	AAON Inc.	341,663	20,585
*	Chart Industries Inc.	285,220	20,042
	Arcosa Inc.	425,842	18,775
	Franklin Electric Co. Inc.	318,713	18,750
	Moog Inc. Class A	293,512	18,647
	Applied Industrial Technologies Inc.	338,332	18,642
	Hillenbrand Inc.	628,635	17,828
*	Gibraltar Industries Inc.	273,156	17,793
	Brady Corp. Class A	436,249	17,459
*	SPX Corp.	366,651	17,005
	ESCO Technologies Inc.	210,169	16,931
*	SPX FLOW Inc.	383,916	16,439
	Comfort Systems USA Inc.	316,247	16,290
	Cubic Corp.	279,280	16,246
	Allegiant Travel Co. Class A	129,620	15,528
*	Atlas Air Worldwide Holdings Inc.	249,759	15,210
	Federal Signal Corp.	520,014	15,210
*	Hub Group Inc. Class A	301,715	15,145
	Matson Inc.	364,475	14,612
	Barnes Group Inc.	408,784	14,610
	Korn Ferry	502,400	14,570
	Forward Air Corp.	253,798	14,563
	Mueller Industries Inc.	508,084	13,749
*	Meritor Inc.	643,122	13,467
	Albany International Corp. Class A	269,471	13,342
	Patrick Industries Inc.	213,852	12,301

		Shares	Market Value ($000)
*	AeroVironment Inc.	197,784	11,869
*	American Woodmark Corp.	149,298	11,726
*	Vicor Corp.	148,533	11,545
	EnPro Industries Inc.	193,207	10,899
	SkyWest Inc.	363,237	10,846
*	Resideo Technologies Inc.	937,000	10,307
	Greenbrier Cos. Inc.	347,264	10,210
	Tennant Co.	165,064	9,963
*	Enerpac Tool Group Corp. Class A	524,983	9,875
*	GMS Inc.	407,405	9,818
*	PGT Innovations Inc.	534,169	9,359
	Kaman Corp.	237,716	9,264
	Alamo Group Inc.	85,527	9,239
*	Harsco Corp.	661,205	9,197
	Astec Industries Inc.	164,296	8,913
	Lindsay Corp.	90,791	8,778
	Encore Wire Corp.	181,296	8,416
	Marten Transport Ltd.	486,205	7,935
	AZZ Inc.	231,645	7,904
	Griffon Corp.	393,364	7,686
	US Ecology Inc.	224,070	7,320
	Pitney Bowes Inc.	1,367,970	7,264
	Deluxe Corp.	276,805	7,122
*	Echo Global Logistics Inc.	268,559	6,921
	Quanex Building Products Corp.	374,644	6,908
	Granite Construction Inc.	370,800	6,530
	Standex International Corp.	108,311	6,412
	Raven Industries Inc.	295,817	6,366
*	MYR Group Inc.	166,719	6,199
	Heartland Express Inc.	306,033	5,692
	ArcBest Corp.	171,598	5,330
	Wabash National Corp.	441,059	5,275
	Kelly Services Inc. Class A	279,173	4,757
*	Aegion Corp. Class A	314,972	4,451
	AAR Corp.	222,628	4,185
*	TrueBlue Inc.	255,631	3,960
	Resources Connection Inc.	328,047	3,789
	National Presto Industries Inc.	45,493	3,724
*	Forrester Research Inc.	112,916	3,703
	Insteel Industries Inc.	195,383	3,654
*	CIRCOR International Inc.	128,950	3,527
*	NOW Inc.	757,855	3,441
	Heidrick & Struggles International Inc.	170,675	3,354
	Apogee Enterprises Inc.	155,195	3,317
	Hawaiian Holdings Inc.	224,616	2,895
	Viad Corp.	124,411	2,591
	Park Aerospace Corp.	232,914	2,543
	Triumph Group Inc.	388,600	2,530
	Powell Industries Inc.	99,676	2,405
*	Lydall Inc.	107,983	1,786
*	DXP Enterprises Inc.	81,851	1,320
*	Team Inc.	231,700	1,274
	Matthews International Corp. Class A	47,800	1,069
	Interface Inc. Class A	133,323	816
*	Veritiv Corp.	56,222	712
	RR Donnelley & Sons Co.	467,845	683
	Titan International Inc.	194,416	562
			1,036,226

		Shares	Market Value ($000)
Information Technology (13.9%)
	Brooks Automation Inc.	647,231	29,941
*	LivePerson Inc.	565,331	29,392
	Power Integrations Inc.	458,814	25,418
*	Viavi Solutions Inc.	2,056,497	24,123
*	SPS Commerce Inc.	288,386	22,457
*	Advanced Energy Industries Inc.	337,168	21,221
*	Fabrinet	327,799	20,661
*	Diodes Inc.	358,107	20,215
*	ExlService Holdings Inc.	300,384	19,816
*	Alarm.com Holdings Inc.	356,650	19,705
*	Itron Inc.	305,374	18,548
*	Plexus Corp.	262,163	18,517
	EVERTEC Inc.	521,667	18,107
*	Insight Enterprises Inc.	305,345	17,276
	Badger Meter Inc.	253,052	16,542
*	Sanmina Corp.	602,295	16,292
*	Rogers Corp.	165,650	16,244
*	FormFactor Inc.	651,381	16,239
	ManTech International Corp. Class A	229,432	15,803
	Progress Software Corp.	395,285	14,499
*	8x8 Inc.	889,258	13,828
*	Bottomline Technologies DE Inc.	324,438	13,678
*	Onto Innovation Inc.	458,249	13,647
*	Rambus Inc.	988,497	13,533
*	MaxLinear Inc. Class A	580,196	13,484
	Kulicke & Soffa Industries Inc.	573,416	12,844
*	Virtusa Corp.	258,225	12,694
*	Perficient Inc.	292,323	12,494
*	Knowles Corp.	807,441	12,031
*	OSI Systems Inc.	153,442	11,909
	CSG Systems International Inc.	281,528	11,529
*	Sykes Enterprises Inc.	334,954	11,459
	Xperi Holding Corp.	970,249	11,148
*	TTM Technologies Inc.	920,881	10,507
	NIC Inc.	510,378	10,054
*	MicroStrategy Inc. Class A	66,237	9,973
*	FARO Technologies Inc.	159,815	9,746
	Methode Electronics Inc.	334,396	9,530
*	ePlus Inc.	115,386	8,446
*	Ultra Clean Holdings Inc.	384,790	8,258
	Benchmark Electronics Inc.	385,523	7,768
	TTEC Holdings Inc.	142,312	7,763
*	Cardtronics plc Class A	350,598	6,942
*	Axcelis Technologies Inc.	308,032	6,777
	CTS Corp.	303,272	6,681
*	NETGEAR Inc.	209,800	6,466
*	Photronics Inc.	648,709	6,461
*	CEVA Inc.	157,346	6,195
*	Diebold Nixdorf Inc.	803,860	6,141
*	OneSpan Inc.	272,086	5,703
*	Digi International Inc.	361,321	5,647
*	3D Systems Corp.	1,048,437	5,148
*	PDF Solutions Inc.	271,570	5,081
	Cohu Inc.	292,140	5,019
*	Ichor Holdings Ltd.	232,256	5,010
*	Agilysys Inc.	203,650	4,920
*	Unisys Corp.	447,611	4,776

		Shares	Market Value ($000)
*	Extreme Networks Inc.	1,162,220	4,672
*	ScanSource Inc.	234,336	4,647
*	Harmonic Inc.	797,584	4,451
*	Veeco Instruments Inc.	366,766	4,280
	Ebix Inc.	197,187	4,062
	ADTRAN Inc.	361,838	3,711
*	Arlo Technologies Inc.	692,018	3,640
	PC Connection Inc.	87,794	3,605
*	SMART Global Holdings Inc.	127,947	3,498
	Comtech Telecommunications Corp.	244,130	3,418
	Plantronics Inc.	284,765	3,372
*	DSP Group Inc.	231,046	3,045
*	Applied Optoelectronics Inc.	260,767	2,934
*	CalAmp Corp.	362,784	2,608
	Daktronics Inc.	476,225	1,886
	Bel Fuse Inc. Class B	113,343	1,210
	MTS Systems Corp.	56,219	1,074
			790,419
Materials (5.3%)
	Balchem Corp.	267,040	26,071
	Cleveland-Cliffs Inc.	3,860,316	24,783
	Quaker Chemical Corp.	115,900	20,828
	HB Fuller Co.	439,608	20,125
	Stepan Co.	167,166	18,221
*	Arconic Corp.	749,197	14,272
	Boise Cascade Co.	347,482	13,872
	Innospec Inc.	211,790	13,411
*	Livent Corp.	1,403,978	12,594
	Trinseo SA	376,211	9,646
	Materion Corp.	178,538	9,289
*	Ferro Corp.	725,268	8,993
*	GCP Applied Technologies Inc.	416,318	8,722
	Schweitzer-Mauduit International Inc.	271,229	8,243
*	Allegheny Technologies Inc.	937,641	8,176
	Kaiser Aluminum Corp.	143,350	7,682
	Warrior Met Coal Inc.	449,413	7,676
	Neenah Inc.	161,080	6,036
*	Clearwater Paper Corp.	155,957	5,917
*	Kraton Corp.	324,472	5,782
	Hawkins Inc.	100,111	4,615
*	Koppers Holdings Inc.	214,113	4,477
*	Century Aluminum Co.	621,577	4,426
	Carpenter Technology Corp.	219,758	3,991
	Tredegar Corp.	258,645	3,846
	Myers Industries Inc.	282,940	3,743
	P H Glatfelter Co.	269,528	3,711
	American Vanguard Corp.	268,629	3,530
*	AdvanSix Inc.	251,748	3,243
	FutureFuel Corp.	271,152	3,083
*	US Concrete Inc.	100,553	2,920
	Mercer International Inc.	432,120	2,852
	Haynes International Inc.	128,983	2,204
*	TimkenSteel Corp.	577,614	2,051
	SunCoke Energy Inc.	593,327	2,029
*	Rayonier Advanced Materials Inc.	452,751	1,449
	Olympic Steel Inc.	119,973	1,363
			303,872

		Shares	Market Value ($000)
Other (0.0%)
*,1	Lantheus Holdings Inc. CVR	933,227	—
Real Estate (8.1%)
	Agree Realty Corp.	426,531	27,144
	Innovative Industrial Properties Inc.	177,000	21,968
	Lexington Realty Trust	2,083,796	21,776
	Uniti Group Inc.	1,732,611	18,253
	National Storage Affiliates Trust	520,052	17,011
	Four Corners Property Trust Inc.	608,448	15,570
	Essential Properties Realty Trust Inc.	830,800	15,220
	CareTrust REIT Inc.	852,382	15,168
	Washington REIT	701,478	14,121
	Industrial Logistics Properties Trust	577,340	12,626
	Brandywine Realty Trust	1,218,900	12,603
	Global Net Lease Inc.	792,001	12,593
	Easterly Government Properties Inc.	549,177	12,307
	LTC Properties Inc.	351,809	12,264
	Retail Opportunity Investments Corp.	1,107,701	11,537
*	Realogy Holdings Corp.	1,173,414	11,077
	Retail Properties of America Inc. Class A	1,753,773	10,189
	American Assets Trust Inc.	419,156	10,098
	Independence Realty Trust Inc.	805,952	9,341
	DiamondRock Hospitality Co.	1,824,993	9,253
	Kite Realty Group Trust	780,965	9,044
	NexPoint Residential Trust Inc.	202,383	8,976
	Office Properties Income Trust	425,548	8,817
	Community Healthcare Trust Inc.	183,000	8,557
	SITE Centers Corp.	1,127,304	8,117
	Acadia Realty Trust	765,840	8,041
	Xenia Hotels & Resorts Inc.	913,452	8,020
	iStar Inc.	674,100	7,961
	Getty Realty Corp.	305,957	7,958
	Diversified Healthcare Trust	2,043,706	7,194
	Safehold Inc.	113,073	7,022
	Alexander & Baldwin Inc.	615,619	6,901
	Investors Real Estate Trust	103,500	6,745
	Universal Health Realty Income Trust	112,547	6,414
	CoreCivic Inc.	739,665	5,917
	Mack-Cali Realty Corp.	450,304	5,683
	RE/MAX Holdings Inc. Class A	158,378	5,184
	Armada Hoffler Properties Inc.	496,635	4,599
*	Marcus & Millichap Inc.	152,390	4,194
	RPT Realty	723,135	3,934
*	St. Joe Co.	189,054	3,900
	Hersha Hospitality Trust Class A	667,609	3,699
	Tanger Factory Outlet Centers Inc.	599,606	3,616
	Franklin Street Properties Corp.	960,700	3,516
	Summit Hotel Properties Inc.	580,200	3,005
	Saul Centers Inc.	105,934	2,816
	Urstadt Biddle Properties Inc. Class A	268,420	2,469
	Chatham Lodging Trust	300,975	2,293
	Whitestone REIT	366,556	2,199
	Washington Prime Group Inc.	1,502,820	973
			457,883
Utilities (1.7%)
	American States Water Co.	308,521	23,124
	Avista Corp.	599,477	20,454

				Shares	Market Value ($000)
	California Water Service Group			411,675	17,887
	South Jersey Industries Inc.			877,302	16,905
	Northwest Natural Holding Co.			260,800	11,838
	Chesapeake Utilities Corp.			80,000	6,744
					96,952
Total Common Stocks (Cost $4,387,809)					5,661,853
		Coupon
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[2]	Vanguard Market Liquidity Fund	0.117%		531,098	53,110
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
[3]	United States Treasury Bill	0.145%	12/15/20	1,100	1,099
[3]	United States Treasury Bill	0.115%	2/16/21	539	539
					1,638
Total Temporary Cash Investments (Cost $54,748)					54,748
Total Investments (100.8%) (Cost $4,442,557)					5,716,601
Other Assets and Liabilities-Net (-0.8%)					(44,167)
Net Assets (100%)					5,672,434
Cost is in $000.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Securities with a value of $1,638,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2020	202	15,194	(32)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	5,661,853	—	—	5,661,853
Temporary Cash Investments	53,110	1,638	—	54,748
Total	5,714,963	1,638	—	5,716,601

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	40	—	—	40
1	Represents variation margin on the last day of the reporting period.